Employee benefit expenses Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefit expenses
Short-term employee benefits	£ (4,838)	£ (6,893)	£ (8,326)
Share-based payments	(2,349)	(284)	(1,125)
Post-employment benefits	(8)	(8)	(5)
Total key management compensation	£ (7,195)	£ (7,185)	£ (9,456)